Nuveen Symphony Low Volatility Equity Fund

Summary Prospectus   |   January 31, 2018

Ticker: Class A–NOPAX, Class C–NOPCX, Class R6–NOPFX, Class I–NOPRX, Class T–NOPTX

This summary prospectus is designed to provide investors with key Fund information in a clear and concise format. Before you invest, you may want to review the Fund’s complete prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.nuveen.com/prospectus. You can also get this information at no cost by calling (800) 257-8787 or by sending an e-mail request to mutualfunds@nuveen.com. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary. The Fund’s prospectus and statement of additional information, both dated January 31, 2018, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective

The investment objective of the Fund is to seek long-term capital appreciation with lower absolute volatility than the broad equity market.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 34 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 39 of the prospectus, in the appendix to this prospectus titled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries,” and “Purchase and Redemption of Fund Shares” on page S-67 of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class R6	Class I	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	None	$15	$15

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R6	Class I	Class T
Management Fees	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.00%	0.25%
Other Expenses	0.29%	0.29%	0.19%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.22%	1.97%	0.87%	0.97%	1.22%
Fee Waivers and/or Expense Reimbursements[3]	(0.21)%	(0.21)%	(0.21)%	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.01%	1.76%	0.66%	0.76%	1.01%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2019 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.78% (1.45% after July 31, 2019) of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring July 31, 2019 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The permanent expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class R6	Class I	Class T
1 Year	$672	$179	$67	$78	$350
3 Years	$910	$587	$246	$277	$597
5 Years	$1,178	$1,033	$451	$505	$874
10 Years	$1,941	$2,270	$1,043	$1,161	$1,663

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities. The Fund may invest in companies of any size.

The goal of the portfolio construction process is to produce long-term returns superior to the broad equity market with lower absolute volatility. Volatility is one way to measure risk and, in this context, refers to the variability of the Fund’s or the market’s returns. The Fund seeks to limit its volatility by limiting its portfolio’s sensitivity to market movements, sometimes referred to as “beta.” The Fund’s sub-adviser targets a beta that is approximately 90% of the beta of the Fund’s benchmark index, although there is no guarantee that this can be achieved. Through security selection and the use of risk controls, and by maintaining a broadly diversified portfolio, the sub-adviser believes it can reduce volatility while preserving the Fund’s potential to generate returns in excess of the market over the long term.

The sub-adviser utilizes a multi-faceted investment process that incorporates fundamental research, comprehensive market views and proactive risk management. Industry-focused analysts draw upon a broad range of resources to identify potential investments, including a top down macro-framework, fundamental bottom-up insights, quantitative analysis, valuation assessment and catalyst identification. Through this stock selection process, the team seeks to identify equity ideas with a favorable risk-adjusted return potential across diverse sectors of the market. With the assistance of quantitative tools, the sub-adviser monitors the levels and types of risks in the portfolio and positions the portfolio based on its macroeconomic and market outlook.

Principal Risks

The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

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Equity Security Risk—Even if the Fund is able to maintain a portfolio with lower volatility than the broad equity market, the Fund’s returns and the value of the Fund’s shares will be volatile. The Fund invests in equity securities, which are more volatile than certain other asset classes such as fixed income securities. Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

Investment Strategy Risk—In an attempt to construct a portfolio with lower absolute volatility than the broad equity market, historical data is used to produce a portfolio expected to have a defined level of market risk and the highest projected return for the risk taken. However, individual stock behavior may change in the future, and therefore there is no guarantee that this strategy will be successful.

Small- and Mid-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	The performance of the other share classes will differ due to their different expense structures.

During the ten-year period ended December 31, 2017, the Fund’s highest and lowest quarterly returns were 12.19% and -20.65%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of broad measures of market performance (the Russell 1000® Index is the Fund’s primary benchmark) and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

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Performance is not shown for Class T shares, which have not commenced operations as of the date of this prospectus.

		Average Annual Total Returns for the Periods Ended December 31, 2017
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class R6)
Class A (return before taxes)	9/28/07	12.58%	13.01%	7.82%	N/A
Class A (return after taxes on distributions)		11.31%	11.19%	6.86%	N/A
Class A (return after taxes on distributions and sale of Fund shares)		8.17%	9.82%	6.07%	N/A
Class C (return before taxes)	9/28/07	18.51%	13.51%	7.65%	N/A
Class R6 (return before taxes)	6/30/16	19.83%	N/A	N/A	14.92%
Class I (return before taxes)	9/28/07	19.72%	14.65%	8.73%	N/A
Russell 1000® Index[1] (reflects no deduction for fees, expenses or taxes)		21.69%	15.71%	8.59%	20.99%
S&P 500® Index[2] (reflects no deduction for fees, expenses or taxes)		21.83%	15.79%	8.50%	20.94%
Lipper Multi-Cap Core Funds Category Average[3] (reflects no deduction for taxes or sales loads)		19.47%	13.74%	7.13%	20.95%
1	An index that measures the performance of the large cap segment of the U.S. equity universe which includes approximately 1,000 of the largest securities based on a contribution of their market cap and current index measurement.
2	An unmanaged index generally considered representative of the U.S. stock market.
3	Represents the average annualized returns for all reporting funds in the Lipper Multi-Cap Core Funds Category.

Management

Investment Adviser

Nuveen Fund Advisors, LLC

Sub-Adviser

Symphony Asset Management LLC

Portfolio Managers

Name	Title	Portfolio Manager of Fund Since
Gunther Stein	Chief Executive Officer, Chief Investment Officer and Co-Portfolio Manager	June 2010
Ross Sakamoto, CFA	Co-Director of Equity and Co-Portfolio Manager	July 2010
Marc Snyder	Co-Director of Equity and Co-Portfolio Manager	July 2014

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Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or other financial intermediary or directly from the Fund. Class A, Class C and Class T shares may not be purchased directly from the Fund. In addition, the availability of Class A, Class C and Class T shares through a financial intermediary will depend on the policies of the intermediary. The Fund’s initial and subsequent investment minimums generally are as follows, although certain financial intermediaries may impose their own investment minimums and the Fund may reduce or waive the minimums in some cases:

	Class A, Class C and Class T	Class R6	Class I
Eligibility and Minimum Initial Investment

$3,000 for all accounts except:

•  $2,500 for Traditional/Roth IRA accounts.

•  $2,000 for Coverdell Education Savings Accounts.

•  $250 for accounts opened through fee-based programs. (Class T shares are not available through fee-based programs.)

•  No minimum for retirement plans.

Available only to certain qualified retirement plans and other investors as described in the prospectus and through fee-based programs.

$1 million for all accounts except:

•  $100,000 for clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services.

•  No minimum for certain qualified retirement plans and certain other categories of eligible investors as described in the prospectus.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

•  $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

•  No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an IRA or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund, its distributor or its investment adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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